Revenue - Summary of Components of Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue [abstract]
Sales of goods		¥ 787,625	¥ 685,563
Rendering of services		69,907	66,000
Total	¥ 850,475	¥ 857,532	¥ 751,563